Derivatives (Details) (USD $)	6 Months Ended		12 Months Ended		151 Months Ended	157 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Schedule of derivative warrant instruments activity
Beginning balance, Units	5,146,338	3,389,771	3,389,771
Warrants issued with Convertible Notes (See Note 5), Units				287,061
Reclassification to paid in capital, Units	(3,122,821)
Placement agent warrants related to issuance of Convertible Notes (See Note 5), Units				143,532
Warrants issued with Stock Offering (See Note 9), Units			242,190	1,972,785
Placement agent warrants related to issuance of Stock Offering (See Note 9), Units			121,095	986,393
Warrants issued with 2012 Common Stock Offering - A (See Note 9), Units			3,118,988
Warrants issued with 2012 Common Stock Offering - B (See Note 9), Units			1,559,505
Placement agent warrants related to 2012 Common Stock Offering (See Note 9), Units			467,845
Transfer from liability classification to equity classification, Units			(3,753,056)
Balance, Units	2,023,517		5,146,338	3,389,771	5,146,338	2,023,517
Beginning balance, Fair Value	$ 3,574,958	$ 4,439,613	$ 4,439,613
Reclassification to paid in capital, Fair Value	(590,217)
Warrants issued with Convertible Notes (See Note 5), Fair Value				377,150
Placement agent warrants related to issuance of Convertible Notes (See Note 5), Fair Value				188,579
Warrants issued with Stock Offering (See Note 9), Fair Value			318,087	2,591,900
Placement agent warrants related to issuance of Stock Offering (See Note 9), Fair Value			159,044	1,295,950
Warrants issued with 2012 Common Stock Offering - A (See Note 9), Fair Value			1,409,554
Warrants issued with 2012 Common Stock Offering - B (See Note 9), Fair Value			1,665,697
Placement agent warrants related to 2012 Common Stock Offering (See Note 9), Fair Value			499,707
Transfer from liability classification to equity classification, Fair Value	590,217		4,231,324		4,231,324	4,821,542
Change in fair value	(26,764)		(685,420)	(13,966)
Balance, Fair Value	$ 2,957,977		$ 3,574,958	$ 4,439,613	$ 3,574,958	$ 2,957,977